Consolidated statements of comprehensive income (Parenthetical) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Consolidated statements of comprehensive income
Cost of hedging	€ (1,139)	€ (893)